Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Carrying Value of Intangible Assets

The carrying value of intangible assets as of December 31, 2016 and 2015 was as follows (in thousands):

	December 31, 2016
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name	$15,977	$(5,361)	$10,616
Developed technology	42,558	(20,694)	21,864
Non-compete agreements	4,520	(2,924)	1,596
Customer relationships	31,783	(11,741)	20,042

	$94,838	$(40,720)	$54,118

	December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name	$15,964	$(3,727)	$12,237
Developed technology	36,844	(14,326)	22,518
Non-compete agreements	4,341	(2,026)	2,315
Customer relationships	27,894	(8,136)	19,758

	$85,043	$(28,215)	$56,828

Amortization Expense by Operation Expense Categories

Amortization expense is included in the following functional statement of operations expense categories. Amortization expense was as follows (in thousands):

	Year ended December 31,
	2016	2015	2014
Cost of revenue	$6,368	$6,139	$6,139
Sales and marketing	3,605	3,487	3,487
General and administrative	2,532	2,466	2,466

	$12,505	$12,092	$12,092

Summary of Estimated Amortization Expense

The following table presents the Company’s estimate of remaining amortization expense for each of the five succeeding fiscal years and thereafter for finite-lived intangible assets at December 31, 2016 (in thousands):

2017	$13,285
2018	12,966
2019	10,280
2020	6,187
2021	5,024
Thereafter	6,376

$54,118

Summary of Change in Carrying Amount of Goodwill

The change in the carrying amount of goodwill is as follows (in thousands):

Goodwill as of December 31, 2014	$163,154
Activity during fiscal 2015	—

Goodwill as of December 31, 2015	163,154
Acquisition of Runbook	21,984

Goodwill as of December 31, 2016	$185,138